Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Benefit Obligation
The benefit obligation at December 31, 2018 and December 31, 2017 was calculated as follows:

	2018	2017
	(Dollars in thousands)
Benefit obligation, January 1	$4,901	$4,029
Service cost	417	650
Interest cost	268	222
Benefits paid	(65)	—
Accrued liability at December 31	$5,521	$4,901

Schedule of Net Periodic Pension Cost	The net periodic SERP pension cost for 2018 and 2017 was calculated as follows:

	2018	2017
	(Dollars in thousands)
Service cost	$417	$650
Interest cost	268	222
	$685	$872